Warrants and Share-based Payment - Summary of Warrant Compensation Cost (Detail) - Warrants [member] - EUR (€) € in Thousands	3 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total warrant compensation costs	€ 9,435	€ 4,679
Research and development cost [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total warrant compensation costs	4,934	2,386
General and administrative expense [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total warrant compensation costs	€ 4,501	€ 2,293